Employee benefits (Details 12) - Industrias Quimicas Falcon de Mexico Pension plan [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of fair value of plan assets [line items]
Fair value of plan assets at the beginning of the year	₨ 169	₨ 128
Employer contributions	84	32
Interest on plan assets	15	13
Re-measurements due to:
Return on plan assets excluding interest on plan assets	(6)	12
Benefits paid	(58)	(32)
Foreign exchanges differences	11	16
Plan assets at the end of the year	₨ 215	₨ 169